Capital disclosures - Additional Information (Details)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Capital Disclosures [Line Items]
Ratio of net debt to funds from operations	0.82	1.79
Top of range [member]
Disclosure Of Capital Disclosures [Line Items]
Ratio of net debt to funds from operations	1.0